Supplement dated February 11, 2015
to the Prospectuses of the following fund:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio – Large Cap Growth Fund	5/1/2014
Effective February 11, 2015, the information about the portfolio managers under the caption "Principal Investment Strategies" in the "Summary of the Fund" or "Summary of Columbia VP - Large Cap Growth Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
John Wilson, CFA	Senior Portfolio Manager	Lead manager	2010
Peter Deininger, CFA, CAIA	Senior Portfolio Manager	Co-manager	2010
Tchintcia Barros, CFA	Portfolio Manager	Co-manager	February 2015
The rest of the section remains the same.
Effective February 11, 2015, the information about the portfolio managers under the caption “Portfolio Managers” in the “More Information About the Fund” or "More Information About Columbia VP – Large Cap Growth Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
John Wilson, CFA	Senior Portfolio Manager	Lead manager	2010
Peter Deininger, CFA, CAIA	Senior Portfolio Manager	Co-manager	2010
Tchintcia Barros, CFA	Portfolio Manager	Co-manager	February 2015
Mr. Wilson was a portfolio manager for Columbia Management Advisors, LLC from 2005 until May 2010 when he joined the Investment Manager in connection with its acquisition of Columbia Management Advisors, LLC. Mr. Wilson began his investment career in 1985 and earned a B.A. from Trinity College and an M.B.A. from Duke University.
Mr. Deininger was a portfolio manager for Columbia Management Advisors, LLC from 2002 until May 2010 when he joined the Investment Manager in connection with its acquisition of Columbia Management Advisors, LLC. Mr. Deininger began his investment career in 1994 and earned a B.A. from Dartmouth College and an M.B.A. from the University of Chicago.
Ms. Barros was an investment professional with Columbia Management Advisors, LLC from 2005 until May 2010 when she joined the Investment Manager in connection with its acquisition of Columbia Management Advisors, LLC. Ms. Barros began her investment career in 2000 and earned a B.A. in economics from Dartmouth College and an M.B.A. from Harvard Business School.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-245 A (2/15)